Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2013
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	May 01, 2013
Royce Opportunity Select Fund | Investment Class
Risk/Return:
Trading Symbol	ROSFX
Royce Focus Value Fund | Service Class
Risk/Return:
Trading Symbol	RYFVX